May 01, 2020
Supplement dated August 10, 2020
to the Prospectus, as supplemented, of the following Fund (the Fund):
Fund	Prospectus Dated
Columbia Acorn Trust
Columbia Acorn International SelectSM	5/1/2020
The reorganization of Columbia Select International Equity Fund with and into Columbia Acorn International Select (the Fund) closed on August 7, 2020. Therefore, effective immediately the Investment Manager's contractual agreement to waive fees and reimburse certain expenses of the Fund is extended through April 30, 2022 as described in this Supplement.
1. The "Summary of the Fund - Fees and Expenses of the Fund" section of the Prospectus is revised to replace the "Shareholder Fees" and "Annual Fund Operating Expenses" tables, and the information under the caption "Example" with the following information:

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Classes Adv, Inst, Inst2, and Inst3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	1.00% (b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3
Management fees	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses(c)	0.39%	0.39%	0.39%	0.39%	0.32%	0.27%
Total annual Fund operating expenses	1.53%	1.28%	2.28%	1.28%	1.21%	1.16%
Less: Fee waivers and/or expense reimbursements(d)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.31%)	(0.31%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.28%	1.03%	2.03%	1.03%	0.90%	0.85%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	Other expenses have been restated to reflect current fees paid by the Fund.
(d)	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund, through April 30, 2022, so that ordinary operating expenses (excluding any reorganization costs, transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) do not exceed the annual rates of 1.28% for Class A shares, 1.03% for Class Adv shares, 2.03% for Class C shares, 1.03% for Class Inst shares, 0.90% for Class Inst2 shares and 0.85% for Class Inst3 shares. This arrangement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$698	$1,007	$1,339	$2,274
Class Adv (whether or not shares are redeemed)	$105	$ 381	$ 678	$1,523
Class C (assuming redemption of all shares at the end of the period)	$306	$ 688	$1,197	$2,596
Class C (assuming no redemption of shares)	$206	$ 688	$1,197	$2,596
Class Inst (whether or not shares are redeemed)	$105	$ 381	$ 678	$1,523
Class Inst2 (whether or not shares are redeemed)	$ 92	$ 353	$ 635	$1,438
Class Inst3 (whether or not shares are redeemed)	$ 87	$ 338	$ 608	$1,381
The rest of the section remains the same.